Geographic Information and Segments (Tables)	12 Months Ended
Dec. 31, 2024
Geographic Information and Segments [Abstract]
Schedule of Revenues by Geographical Areas	Revenues by geographical areas from external customers:
	Year ended December 31,
	2024	2023	2022

Israel	$5,541,476	$3,054,021	$1,311,524
United Kingdom	228,795	446,684	836,443
Australia	3,750	469,365	-
USA	203,595	950	301,990
Rest of the world	101,337	60,083	54,980

	$6,078,953	$4,031,103	$2,504,937

Schedule of Percentage from Total Revenues	Major customers by percentage from total revenues:
	Year ended December 31,
	2024	2023	2022
	%

Customer A	29.0	17.1	-
Customer B	17.1	35.4	25.1
Customer C	15.6	4.6	-
Customer D	3.8	11.1	33.4
Customer E	3.3	-	12.0
Customer F	0.2	-	5.3